Average Annual Total Returns{- Fidelity® Massachusetts Municipal Income Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-11 - Fidelity® Massachusetts Municipal Income Fund	Fidelity Massachusetts Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Massachusetts Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Massachusetts Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYHY Past 1 year	IXYHY Past 5 years	IXYHY Past 10 years
Total	1.44%	3.70%	3.49%	1.29%	3.63%	3.38%	1.78%	3.44%	3.35%	1.52%	4.17%	3.72%	0.96%	4.00%	3.70%